                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21635

                        Mount Yale Opportunity Fund, LLC
               (Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630, Minneapolis, MN                     55437
      (Address of principal executive offices)                        (Zip code)

     Mount Yale Asset Management, LLC, 8000 Norman Center Drive, Suite 630,
                              Minneapolis, MN 55437
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 897-5390

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                        MOUNT YALE OPPORTUNITY FUND, LLC

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                 SHARES                  MARKET VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------------------------------------
AUTO & TRANSPORTATION
BURLINGTON NORT                                                       4                              $239.20
COOPER TIRE&RUB                                                      11                              $167.97
CSX CORP                                                              4                              $185.92
DANA CORP                                                            20                              $188.20
DELPHI CORP                                                          50                              $138.00
FEDEX CORPORATI                                                       2                              $174.26
FORD MOTOR CO                                                        20                              $197.20
GENERAL MOTORS                                                        6                              $183.66
GENUINE PARTS                                                         4                              $171.60
GOODYR TIRE&RUB                                                      12                              $187.08
HARLEY DAVIDSON                                                       3                              $145.32
DELTA AIRLINES                                                       88                               $66.00
NAVISTAR INTL                                                         5                              $162.15
NORFOLK SOUTHRN                                                       5                              $202.80
PACCAR INC                                                            2                              $135.78
SW AIRLINES                                                          14                              $207.90
UNION PACIFIC                                                         2                              $143.40
UNITED PARCEL B                                                       3                              $207.39
VISTEON CORP                                                         20                              $195.60
                                                                                 ----------------------------
                                                                                                   $3,299.43
                                                                                 ============================


CONSUMER DISCRETIONARY
ALBERTO-CUL CLB                                                       4                              $179.00
DONNELLY RR & S                                                       5                              $185.35
*ALLIED WASTE                                                        24                              $202.80
*APOLLO GRP INC                                                       3                              $199.17
*AUTONATION INC                                                      10                              $199.70
*AUTOZONE INC                                                         2                              $166.50
AVON PRODUCTS                                                         6                              $162.00
*BED BATH&BEYOND                                                      5                              $200.90
BEST BUY CO INC                                                       4                              $174.12
*BIG LOTS INC                                                        18                              $197.82
BLACK & DECKER                                                        2                              $164.18
CARNIVAL CORP                                                         4                              $199.92
CENDANT CORP                                                         10                              $206.40
CINTAS CORP                                                           5                              $205.25
CIRCUIT CITY                                                         12                              $205.92
CLEAR CHANNEL                                                         6                              $197.34
*COACH INC                                                            6                              $188.16
*CONVERGYS CORP                                                      13                              $186.81
COSTCO WHOLESAL                                                       4                              $172.36
DARDEN REST INC                                                       6                              $182.22
DILLARD DEPTNEW                                                       9                              $187.92
DISNEY WALT CO                                                        8                              $193.04
DOLLAR GENERAL                                                       10                              $183.40

EASTMAN KODAK                                                        10                              $243.30
*EBAY INC                                                             5                              $206.00
*ELECTRONIC ARTS                                                      3                              $170.67
FAMILY DOLLAR S                                                       9                              $178.83
FED DEPT STORES                                                       3                              $200.61
*FISHER SCI INTL                                                      3                              $186.15
GANNETT CO INC                                                        2                              $137.66
GAP INC                                                              10                              $174.30
GILLETTE CO                                                           3                              $174.60
HARRAH'S ENTERT                                                       2                              $130.38
HASBRO INC                                                            9                              $176.85
HILTON HOTELS                                                         9                              $200.88
HOME DEPOT                                                            5                              $190.70
*INTERPUBLIC GRP                                                     17                              $197.88
INTL FLAVR& FRA                                                       5                              $178.20
INTL GAME TECH                                                        7                              $189.00
JONES APPAREL                                                         7                              $199.50
KIMBERLY-CLARK                                                        3                              $178.59
KNIGHT RIDDER                                                         3                              $176.04
*KOHLS CORP                                                           4                              $200.72
LEGGETT & PLATT                                                       8                              $161.60
LIMITED BRANDS                                                        8                              $163.44
LIZ CLAIBORNE                                                         6                              $235.92
LOWES COMPANIES                                                       3                              $193.20
MARRIOTT INTL A                                                       3                              $189.00
MAYTAG CORP                                                          11                              $200.86
MCDONALD'S CORP                                                       6                              $200.94
MCGRAW-HILL INC                                                       4                              $192.16
MEREDITH CORP                                                         4                              $199.56
*MONSTER WORLDWI                                                      6                              $184.26
NEWELL RUBBERMA                                                       7                              $158.55
NEWS CORP CL A                                                       12                              $187.08
NIKE INC CL B                                                         2                              $163.36
NORDSTROM INC                                                         5                              $171.60
NY TIMES A                                                            6                              $178.50
*OFFICE DEPOT                                                         7                              $207.90
OFFICEMAX INC                                                         7                              $221.69
OMNICOM GROUP                                                         2                              $167.26
PENNEY J C CO                                                         4                              $189.68
RADIOSHACK CORP                                                       7                              $173.60
REEBOK INTL                                                           3                              $169.71
ROBERT HALF INT                                                       5                              $177.95
SABRE GR HLDGS                                                       10                              $202.80
*SEARS HOLDINGS                                                       2                              $248.86
SNAP-ON TOOLS                                                         5                              $180.60
STANLEY WORKS                                                         4                              $186.72
STAPLES INC                                                           9                              $191.88
STARBUCKS CORP                                                        3                              $150.30
STARWOOD HOTELS                                                       3                              $171.51
TARGET CORP                                                           3                              $155.79
TIFFANY & CO                                                          5                              $198.85
TIME WARNER INC                                                      11                              $199.21

TJX CO INC NEW                                                        9                              $184.32
TRIBUNE CO NEW                                                        5                              $169.45
*UNIVISION COM A                                                      7                              $185.71
VFC CORP                                                              3                              $173.91
VIACOM CL B COM                                                       5                              $165.05
WAL-MART STORES                                                       4                              $175.28
WASTE MGMT INC                                                        7                              $200.27
WENDYS INTL INC                                                       4                              $180.60
WHIRLPOOL CORP                                                        2                              $151.54
*YAHOO INC                                                            6                              $203.04
YUM] BRANDS INC                                                       4                              $193.64
ALBERTSONS INC                                                        9                              $230.85
ALTRIA GROUP                                                          3                              $221.13
ANHEUSER-BUSCH                                                        4                              $172.16
BROWN FORMAN B                                                        3                              $178.62
CAMPBELL SOUP                                                         6                              $178.50
CLOROX CO                                                             3                              $166.62
COCA-COLA CO                                                          5                              $215.95
COKE ENTERPRISE                                                      10                              $195.00
COLGATE PALMOLV                                                       4                              $211.16
CONAGRA FOODS                                                         9                              $222.75
                                                                                 ----------------------------
                                                                                                  $17,981.03
                                                                                 ============================

CONSUMER STAPLES
*CONSTELLATION A                                                      7                              $182.00
CVS CORP                                                              6                              $174.06
DUPONT DE NEMOU                                                       5                              $195.85
GENERAL MILLS                                                         4                              $192.80
H J HEINZ CO                                                          5                              $182.70
HERSHEY FOODS                                                         3                              $168.93
KELLOGG CO                                                            4                              $184.52
*KROGER CO                                                           10                              $205.90
MCCORMICK & CO                                                        5                              $163.15
MOLSON COORS BR                                                       3                              $192.03
PEPSI BOTTLING                                                        6                              $171.30
PEPSICO INC                                                           3                              $170.13
PROCTR & GAMBLE                                                       3                              $178.38
REYNOLDS AMERIC                                                       2                              $166.04
SAFEWAY INC                                                           8                              $204.80
SARA LEE                                                              9                              $170.55
SUPER VALU INC                                                        6                              $186.72
SYSCO CORP                                                            6                              $188.22
UST INC                                                               5                              $209.30
WALGREEN CO                                                           4                              $173.80
WRIGLEY WM JR                                                         2                              $143.76
                                                                                 ----------------------------
                                                                                                   $3,804.94
                                                                                 ============================

FINANCIAL SERVICES
1ST DATA CORP                                                         5                              $200.00
ACE LTD ORD.                                                          4                              $188.28
AFLAC CORP                                                            4                              $181.20
AIMCO CLASS A                                                         5                              $193.90

ALLSTATE CORP                                                         3                              $165.87
AMBAC INC                                                             3                              $216.18
AMER EXPRESS CO                                                       3                              $172.32
AMER INTL GROUP                                                       3                              $185.88
AMSOUTH BANCORP                                                       7                              $176.82
AON CORP                                                              6                              $192.48
ARCHSTONE COMM                                                        5                              $199.35
AUTO DATA PROC                                                        5                              $215.20
BANK OF NEW YOR                                                       6                              $176.46
BB&T CORP                                                             5                              $195.25
BEAR STEARNS CO                                                       2                              $219.50
BK OF AMERICA                                                         4                              $168.40
BLOCK H & R INC                                                       8                              $191.84
CAPITAL ONE FIN                                                       2                              $159.04
CHUBB CORP                                                            2                              $179.10
CIGNA CORP                                                            2                              $235.72
CINCINNATI FINL                                                       5                              $209.45
CIT GROUP INC                                                         4                              $180.72
CITIGROUP                                                             4                              $182.08
COMERICA INC                                                          3                              $176.70
COMPASS BANCSHS                                                       4                              $183.32
CTRYWDE FINANCI                                                       5                              $164.90
DOW JONES & CO                                                        5                              $190.95
*E*TRADE GROUP                                                       13                              $228.80
EQTY OFF PROPT                                                        6                              $196.26
EQTY RES PROP                                                         5                              $189.25
EQUIFAX INC                                                           6                              $209.64
FANNIE MAE                                                            4                              $179.28
FED INVESTORS B                                                       6                              $199.38
FED HOME LOAN C                                                       3                              $169.38
FIFTH 3RD BANCP                                                       5                              $183.75
FIRST HORIZON                                                         5                              $181.75
*FISERV INC                                                           4                              $183.48
FRANKLIN RES                                                          2                              $167.92
GOLDEN WEST FIN                                                       3                              $178.17
GOLDMAN SACHS                                                         1                              $121.58
HARTFORD FINCL                                                        2                              $154.34
HUNTINGTON BANC                                                       8                              $179.76
JANUS CAPITAL                                                        13                              $187.85
JEFFERSON PILOT                                                       3                              $153.51
JP MORGAN CHASE                                                       5                              $169.65
KEYCORP NEW                                                           6                              $193.50
LEHMAN BRO HLDG                                                       2                              $232.96
LINCOLN NATIONL                                                       4                              $208.08
LOEWS CORP                                                            2                              $184.82
M & T BANK CORP                                                       1                              $105.71
MARSH &MCLENNAN                                                       7                              $212.73
MARSHALL & ISLY                                                       4                              $174.04
MBIA INC                                                              3                              $181.86
MBNA CORP                                                             7                              $172.48
MELLON FINANCIA                                                       6                              $191.82
MERRILL LYNCH                                                         3                              $184.05

METLIFE INC                                                           4                              $199.32
MGIC INVESTMENT                                                       3                              $192.60
MOODY'S CORP                                                          4                              $204.32
MORGAN STAN DW                                                        3                              $161.82
NATL CITY CORP                                                        5                              $167.20
NORTH FORK BANC                                                       7                              $178.50
NORTHERN TRUST                                                        4                              $202.20
PAYCHEX INC                                                           5                              $185.45
PLUM CREEK TIM                                                        5                              $189.55
PNC FINANCIAL                                                         3                              $174.06
PRINCIPAL FINAN                                                       4                              $189.48
PROGRESSIVE OH                                                        2                              $209.54
PROLOGIS                                                              4                              $177.24
*PROVIDIAN FINL                                                      10                              $176.80
PRUDENTIAL FINA                                                      12                              $810.72
REGIONS FINANCI                                                       5                              $155.60
RYDER SYSTEM                                                          6                              $205.32
RYDEX S&P EQUAL                                                      45                            $7,324.65
SAFECO CORP                                                           3                              $160.11
SCHWAB CHARLES                                                       14                              $202.02
SLM CORP                                                              4                              $214.56
SOVEREIGN BANC                                                        8                              $176.32
ST PAUL COS                                                           4                              $179.48
STATE STR CORP                                                        4                              $195.68
SUNTRUST BANKS                                                        2                              $138.90
SYNOVUS FINANCE                                                       6                              $166.32
T ROWE PRICE GR                                                       2                              $130.60
TORCHMARK CORP                                                        4                              $211.32
UNUMPROVIDENT                                                        10                              $205.00
US BANCORP                                                            6                              $168.48
WACHOVIA CORP                                                         4                              $190.36
WASH MUTUAL INC                                                       4                              $156.88
WELLS FARGO CO                                                        3                              $175.71
XL CAP LTD A                                                          2                              $136.06
ZIONS BANCORP                                                         3                              $213.66
                                                                                 ----------------------------
                                                                                                  $24,502.54
                                                                                 ============================

HEALTH CARE
ABBOTT LABS                                                           4                              $169.60
AETNA INC                                                             2                              $172.28
ALLERGAN INC                                                          2                              $183.24
AMERISOURCEBERG                                                       3                              $231.90
*AMGEN INC                                                            2                              $159.34
BAUSCH & LOMB                                                         2                              $161.36
BAXTER INTL INC                                                       5                              $199.35
BECTON DICKINSN                                                       3                              $157.29
*BIOGEN IDEC INC                                                      5                              $197.40
BIOMET INC                                                            5                              $173.55
*BOSTON SCIENTIF                                                      8                              $186.96
BRISTOL MYERS                                                         8                              $192.48
C R BARD                                                              3                              $198.09
CARDINAL HLTH                                                         3                              $190.32

*CAREMARK RX INC                                                      4                              $199.72
*CHIRON CORP                                                          5                              $218.25
ELI LILLY & CO                                                        3                              $160.56
*EXPRESS SCRIPTS                                                      3                              $186.60
*FOREST LABS                                                          4                              $155.88
*GENZYME CORP                                                         2                              $143.28
*GILEAD SCIENCES                                                      4                              $195.04
GUIDANT CORP                                                          3                              $206.67
HCA INC                                                               4                              $191.68
HLTH MGMT ASSOC                                                       8                              $187.76
*HOSPIRA INC                                                          5                              $204.85
*HUMANA INC                                                           4                              $191.52
IMS HEALTH                                                            7                              $176.19
JOHNSON & JOHNS                                                       3                              $189.84
*KING PHARMACEUT                                                     13                              $199.94
*LABORATORY CORP                                                      3                              $146.13
MANOR CARE INC                                                        5                              $192.05
MCKESSON CORP                                                         4                              $189.80
*MEDCO HEALTH SO                                                      3                              $164.49
*MEDIMMUNE INC                                                        7                              $235.55
MEDTRONIC INC                                                         3                              $160.86
MERCK & CO                                                            6                              $163.26
*MILLIPORE CORP                                                       3                              $188.67
MYLAN LABS                                                           11                              $211.86
PFIZER INC                                                            7                              $174.79
QUEST DIAG INC                                                        4                              $202.16
SCHERING-PLOUGH                                                      10                              $210.50
*ST JUDE MEDICAL                                                      4                              $187.20
STRYKER CORP                                                          4                              $197.72
*TENET HLTHCARE                                                      15                              $168.45
UNITEDHEALTH GR                                                       4                              $224.80
*WATSON PHARMACU                                                      5                              $183.05
*WELLPOINT INC                                                        2                              $151.64
WYETH                                                                 4                              $185.08
*ZIMMER HOLD                                                          2                              $137.78
                                                                                 ----------------------------
                                                                                                   $9,056.78
                                                                                 ============================

INTEGRATED OILS
AMERADA HESS                                                          2                              $275.00
CHEVRONTEXACO                                                         4                              $258.92
CONOCOPHILLIPS                                                        3                              $209.73
EXXON MOBIL CRP                                                       3                              $190.62
MARATHON OIL                                                          3                              $206.79
OCCIDNTL PETRO                                                        2                              $170.86
                                                                                 ----------------------------
                                                                                                   $1,311.92
                                                                                 ============================

MATERIALS & PROCESSING
AIR PROD & CHEM                                                       3                              $165.42
ALCOA INC                                                             7                              $170.94
ALLEGHENY TECHN                                                       7                              $216.86
AVERY DENNISON                                                        4                              $209.56
AMER STANDARD                                                         4                              $186.20

ARCHER-DAN-MIDL                                                       9                              $221.94
ASHLAND INC.                                                          3                              $165.72
BALL CORP                                                             5                              $183.70
BEMIS CO INC                                                          8                              $197.60
DOW CHEMICAL CO                                                       4                              $166.68
EASTMAN CHEM CO                                                       3                              $140.91
ECOLAB INC                                                            6                              $191.58
ENGELHARD CORP                                                        7                              $195.37
FR MCM COPP CL                                                        5                              $242.95
FLUOR CORP                                                            3                              $193.14
GEORGIA-PACIFIC                                                       6                              $204.36
*HERCULES INC                                                        16                              $195.52
INTL PAPER                                                            6                              $178.80
MASCO CORP                                                            6                              $184.08
LA PACIFIC CORP                                                       7                              $193.83
MEADWESTVACO                                                          6                              $165.72
MONSANTO CO                                                           3                              $188.25
NEWMONT MINING                                                        4                              $188.68
NUCOR CORP                                                            3                              $176.97
*PACTIV CORPORAT                                                      9                              $157.68
PHELPS DODGE                                                          2                              $259.86
PPG INDUSTRIES                                                        3                              $177.57
PRAXAIR INC                                                           3                              $143.79
ROHM & HAAS CO                                                        5                              $205.65
*SEALED AIR CORP                                                      4                              $189.84
SHERWIN WILLIAM                                                       4                              $176.28
SIGMA ALDRICH                                                         3                              $192.18
TEMPLE INLAND                                                         5                              $204.25
UNITED STATES S                                                       4                              $169.40
VULCAN MATERIAL                                                       2                              $148.42
WEYERHAEUSER CO                                                       3                              $206.25
                                                                                 ----------------------------
                                                                                                   $6,755.95
                                                                                 ============================

OTHER
3M CO                                                                 3                              $220.08
BRUNSWICK CORP                                                        4                              $150.92
EATON CORP                                                            3                              $190.65
FORTUNE BRANDS                                                        2                              $162.66
GENERAL ELEC CO                                                       6                              $202.02
HONEYWELL INTL                                                        5                              $187.50
ITT IND. INDIAN                                                       1                              $113.60
JOHNSON CONTROL                                                       3                              $186.15
TEXTRON INC                                                           2                              $143.44
TYCO INTL LTD                                                         7                              $194.95
                                                                                 ----------------------------
                                                                                                   $1,751.97
                                                                                 ============================

OTHER ENERGY
ANADARKO PETRO                                                        2                              $191.50
APACHE CORP                                                           3                              $225.66
BAKER HUGHES                                                          3                              $179.04
BJ SVCS CO                                                            6                              $215.94
BURLINGTON RES                                                        3                              $243.96

*CALPINE CORP                                                        61                              $157.99
DEVON ENERGY                                                          3                              $205.92
*DYNEGY INC                                                          43                              $202.53
EL PASO CORP                                                         16                              $222.40
EOG RESOURCES                                                         3                              $224.70
HALLIBURTON CO                                                        3                              $205.56
KERR-MCGEE CORP                                                       2                              $194.22
*NABORS INDS LTD                                                      3                              $215.49
*NAT'L OILWELL V                                                      3                              $197.40
NOBLE CORP                                                            2                              $136.92
ROWAN CO                                                              5                              $177.45
SCHLUMBERGER                                                          3                              $253.14
SUNOCO INC                                                            3                              $234.60
*TRANSOCEAN INC                                                       3                              $183.93
VALERO ENERGY                                                         2                              $226.12
*WEATHERFORD INT                                                      3                              $205.98
WILLIAMS COS                                                          9                              $225.45
XTO ENERGY INC                                                        5                              $226.60
                                                                                 ----------------------------
                                                                                                   $4,752.50
                                                                                 ============================

PRODUCER DURABLES
*AGILENT TECH                                                         8                              $262.00
AMER PWR CONV                                                         8                              $207.28
*ANDREW CORP                                                         18                              $200.70
APPLIED MATERLS                                                      11                              $186.56
BOEING CO                                                             3                              $203.85
B F GOODRICH CO                                                       4                              $177.36
CATERPILLAR INC                                                       4                              $235.00
CENTEX CORP                                                           3                              $193.74
COOPER INDUSTR                                                        3                              $207.42
CUMMINS ENGINE                                                        2                              $175.98
D.R. HORTON INC                                                       6                              $217.32
DANAHER CORP                                                          3                              $161.49
DEERE & CO                                                            3                              $183.60
DOVER CORP                                                            5                              $203.95
EMERSON ELECCO                                                        3                              $215.40
ILL TOOL WORKS                                                        2                              $164.66
INGERSOLL-RAND                                                        6                              $229.38
KB HOME                                                               2                              $146.40
KLA TENCOR                                                            4                              $195.04
*LEXMARK INTL                                                         3                              $183.15
LOCKHEED MARTIN                                                       3                              $183.12
MOLEX INC                                                             7                              $186.76
NORTHROP GRUMAN                                                       3                              $163.05
NOVELLUS SYSTEM                                                       7                              $175.56
PALL CORP                                                             6                              $165.00
PARKER-HANNIFIN                                                       3                              $192.93
PITNEY-BOWES                                                          4                              $166.96
PULTE HOMES INC                                                       4                              $171.68
ROCKWELL COLLIN                                                       4                              $193.28
TEKTRONIX INC                                                         8                              $201.84
*TERADYNE INC                                                        13                              $214.50

*THERMO ELECTRON                                                      6                              $185.40
UNITED TECHS                                                          4                              $207.36
W W GRAINGER                                                          3                              $188.76
*WATERS CORP                                                          4                              $166.40
*XEROX CORP                                                          14                              $191.10
SIMON PROP GRP REIT                                                   2                              $148.24
                                                                                 ----------------------------
                                                                                                   $7,052.22
                                                                                 ============================

TECHNOLOGY
*ADC TELECOMMUNI                                                      8                              $182.88
ADOBE SYS (DE)                                                        7                              $208.95
*ADV MICRO DEVIC                                                      9                              $226.80
*AFFILIATED COMP                                                      4                              $218.40
ANALOG DEVICES                                                        5                              $185.70
*APP MICRO CIR                                                       69                              $207.00
*APPLE COMPUTER                                                       5                              $268.05
APPLERA-APPLIED                                                       9                              $209.16
AUTODESK INC                                                          5                              $232.20
*AVAYA INC                                                           21                              $216.30
*BMC SOFTWARE                                                        10                              $211.00
*BROADCOM CORP                                                        5                              $234.60
*CIENA CORP                                                          94                              $248.16
*CISCO SYSTEMS                                                       11                              $197.12
*CITRIX SYSTEMS                                                       8                              $201.12
COMP ASSOC INTL                                                       7                              $194.67
*COMP SCIENCES                                                        4                              $189.24
*COMPUWARE CORP                                                      22                              $209.00
*COMVRSE TECH NW                                                      7                              $183.89
*CORNING INC                                                         10                              $193.30
*DELL INC                                                             5                              $171.00
ELEC DATA SYS                                                         9                              $201.96
*EMC CORP MASS                                                       16                              $207.04
*FREESCALE SEMI                                                       8                              $188.64
*GATEWAY INC                                                         74                              $199.80
GEN DYNAMICS                                                          2                              $239.10
HEWLETT-PACKARD                                                       8                              $233.60
INTEL CORP                                                            7                              $172.55
INTL BUS MACH                                                         2                              $160.44
*INTUIT                                                               4                              $179.24
*JABIL CIRCUIT                                                        6                              $185.52
*JDS UNIPHASE CP                                                    109                              $241.98
L-3 COMM HLDGS                                                        2                              $158.14
LINEAR TECH CP                                                        5                              $187.95
*LSI LOGIC CORP                                                      20                              $197.00
*LUCENT TECH                                                         68                              $221.00
MATTEL INC                                                           11                              $183.48
MAXIM INTGR PRD                                                       4                              $170.60
*MERCURY INTERAC                                                      5                              $198.00
*MICRON TECH                                                         16                              $212.80
MICROSOFT CORP                                                        7                              $180.11
MOTOROLA INC                                                          9                              $198.27
NATL SEMICONDCT                                                       8                              $209.60

*NCR CORP                                                             5                              $159.55
*NETWORK APPLIAN                                                      8                              $189.92
*NOVELL INC                                                          28                              $208.60
*NVIDIA CORP                                                          6                              $205.68
*ORACLE SYS CORP                                                     15                              $186.00
*PARAMETRIC TECH                                                     32                              $223.04
PERKINELMER INC                                                       9                              $183.33
*PMC SIERRA INC                                                      23                              $202.63
*QLOGIC CORP                                                          6                              $205.20
QUALCOMM INC                                                          5                              $223.75
RAYTHEON COMPAN                                                       5                              $190.10
ROCKWELL AUTOMA                                                       3                              $158.70
*SANMINA CORP                                                        45                              $193.05
SCIENTIFIC-ATLA                                                       5                              $187.55
SIEBEL SYSTEMS                                                       20                              $206.60
*SOLECTRON CORP                                                      50                              $195.50
*SUN MICROSYSTEM                                                     52                              $204.36
*SYMANTEC CORP                                                        9                              $203.94
SYMBOL TECH                                                          21                              $203.28
*TELLABS INC                                                         20                              $210.40
TEXAS INSTRUMNT                                                       6                              $203.40
*UNISYS CORP                                                         30                              $199.20
XILINX INC                                                            7                              $194.95
                                                                                 ----------------------------
                                                                                                  $13,254.09
                                                                                 ============================

UTILITIES
*AES CORP                                                            13                              $213.59
*ALLEGHENY EGY                                                        7                              $215.04
ALLTEL CORP                                                           3                              $195.33
*ALTERA CORP                                                         11                              $210.21
AMER ELEC POWER                                                       5                              $198.50
AMEREN CORP                                                           4                              $213.96
AT&T CORP                                                            10                              $198.00
BELLSOUTH CORP                                                        8                              $210.40
CENTERPOINT ENE                                                      14                              $208.18
CENTURYTEL INC                                                        6                              $209.88
CINERGY CORP                                                          4                              $177.64
CITIZEN COMM CO                                                      14                              $189.70
*CMS ENERGY CORP                                                     12                              $197.40
*COMCAST CORP A                                                       6                              $176.28
CONS EDISON INC                                                       4                              $194.20
CONSTELL ENERGY                                                       3                              $184.80
DOMINION RES VA                                                       2                              $172.28
DTE ENERGY CORP                                                       4                              $183.44
DUKE ENERGY COR                                                       7                              $204.19
EDISON INTL.                                                          5                              $236.40
ENTERGY CORP                                                          2                              $148.64
EXELON CORP                                                           4                              $213.76
FIRSTENERGY                                                           4                              $208.48
FPL GROUP INC                                                         5                              $238.00
KEYSPAN CORPORA                                                       4                              $147.12
KINDER MORGAN                                                         2                              $192.32

NICOR INC                                                             5                              $210.15
NISOURCE INC                                                          8                              $194.00
PEOPLES ENERGY                                                        5                              $196.90
PG&E CORP                                                             5                              $196.25
PINNACLE W CAP                                                        4                              $176.32
PPL CORPORATION                                                       6                              $193.98
PROGRESS ENERGY                                                       4                              $179.00
PUB SERV ENT                                                          3                              $193.08
*QWEST COMM INTL                                                     50                              $205.00
SBC COMMUNICATN                                                       8                              $191.76
SEMPRA ENERGY                                                         4                              $188.24
SOUTHERN CO                                                           5                              $178.80
SPRINT NEXTEL                                                         8                              $190.24
TECO ENERGY                                                          10                              $180.20
TXU CORPORATION                                                       2                              $225.76
VERIZON COMM                                                          6                              $196.14
XCEL ENERGY INC                                                      10                              $196.10
                                                                                 ----------------------------
                                                                                                   $8,429.66
                                                                                 ============================

-------------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCKS                                                    $101,953.03
-------------------------------------------------------------------------------------------------------------

* Non-income-producing security.

OPTIONS
DIA Nov '05 @ 106.00 CALL                                             3                              $510.00
DIA Nov '05 @ 105.00 CALL                                            -3                             -$660.00
DIA Nov '05 @ 102.00 PUT                                             -3                             -$210.00
DIA Nov '05 @ 100.00 PUT                                              3                              $135.00


DJX Dec '05 @ 104.00 PUT                                             -3                             -$465.00
DJX Mar '06 @ 104.00 PUT                                              3                              $855.00

IWM Oct '05 @ 65.00 PUT                                              -3                             -$195.00
IWM Nov '05 @ 64.50 PUT                                               3                              $285.00
IWM Oct '05 @ 64.00 PUT                                              -3                             -$105.00
IWM Oct '05 @ 63.00 PUT                                               3                               $75.00
IWM Nov '05 @ 62.50 PUT                                              -5                             -$275.00
IWM Nov '05 @ 62.00 PUT                                              -3                             -$150.00
IWM Feb '06 @ 62.00 PUT                                               5                              $750.00
IWM Oct '05 @ 62.00 PUT                                              -7                             -$105.00
IWM Jan '06 @ 62.00 PUT                                              10                            $1,150.00


SPY Oct '05 @ 127.00 CALL                                             4                               $40.00
SPY Oct '05 @ 126.00 CALL                                            10                              $250.00
SPY Nov '05 @ 126.00 CALL                                            -3                             -$225.00
SPY Oct '05 @ 125.00 CALL                                           -14                             -$560.00
SPY Nov '05 @ 125.00 CALL                                            -3                             -$330.00
SPY Dec '05 @ 125.00 CALL                                             3                              $570.00
SPY Nov '05 @ 124.00 CALL                                            -3                             -$480.00

SPY Oct '05 @ 123.00 PUT                                              2                              $240.00
SPY Oct '05 @ 122.00 PUT                                             -4                             -$380.00
SPY Oct '05 @ 120.00 PUT                                             -4                             -$160.00
SPY Oct '05 @ 119.00 PUT                                              6                              $180.00
SPY Nov '05 @ 117.00 PUT                                             -6                             -$330.00
                                                                                                     $410.00

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Mount Yale Opportunity Fund are valued at that fund's net asset value.

At September 30, 2005, the cost of investment securities for tax purposes was $102,262.44. Net unrealized appreciation of investment securities for tax purposes was $508.09 consisting of unrealized gains of $4,080.60 on securities that had risen in value since their purchase and $3,572.51 in unrealized losses on securities that had fallen in value since their purchase.

Options Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index option contracts. Option contracts are valued at their quoted daily settlement prices. At September 30, 2005, the aggregate value of open option contracts, and the related unrealized appreciation (depreciation) were:


OPTIONS

                                                            NUMBER                   UNREALIZED
                                                              OF         CLOSING     APPRECIATION
                                                           CONTRACTS     VALUE       (DEPRECIATION
DIA Nov '05 @ 106.00 CALL                                            3       0.4         ($150.00)
DIA Nov '05 @ 105.00 CALL                                           -3      0.65           $225.00
DIA Nov '05 @ 102.00 PUT                                            -3       2.4         ($210.00)
DIA Nov '05 @ 100.00 PUT                                             3      1.75           $135.00
DJX Dec '05 @ 104.00 PUT                                            -3       1.5           $150.00
DJX Mar '06 @ 104.00 PUT                                             3       2.7         ($150.00)
IWM Oct '05 @ 65.00 PUT                                             -7     0.125           $522.50
IWM Nov '05 @ 64.50 PUT                                              3     0.225         ($112.50)
IWM Oct '05 @ 64.00 PUT                                             -3     0.325           $157.50
IWM Oct '05 @ 63.00 PUT                                             -3     0.525            $90.00
IWM Nov '05 @ 62.50 PUT                                             -3      0.45           $322.50
IWM Nov '05 @ 62.00 PUT                                             -5      0.55           $175.00
IWM Feb '06 @ 62.00 PUT                                              3      0.95          ($75.00)
IWM Oct '05 @ 62.00 PUT                                             10      1.15         ($885.00)
IWM Jan '06 @ 62.00 PUT                                              5     1.475         ($212.50)
SPY Oct '05 @ 127.00 CALL                                            6     0.275         ($535.00)
SPY Oct '05 @ 126.00 CALL                                           -4     0.375           $390.00
SPY Nov '05 @ 126.00 CALL                                           -4       0.8           $340.00
SPY Oct '05 @ 125.00 CALL                                            2     1.125         ($200.00)
SPY Nov '05 @ 125.00 CALL                                          -14     0.425           $815.00
SPY Dec '05 @ 125.00 CALL                                           10     0.175            $25.00
SPY Nov '05 @ 124.00 CALL                                            4     0.075         ($270.00)
SPY Oct '05 @ 123.00 PUT                                            -6       0.5           $360.00
SPY Oct '05 @ 122.00 PUT                                            -3       1.8          ($15.00)
SPY Oct '05 @ 120.00 PUT                                            -3     1.275          ($37.50)
SPY Oct '05 @ 119.00 PUT                                            -3     0.875          ($52.50)
SPY Nov '05 @ 117.00 PUT                                             3      2.05            $15.00
                                                                                           $817.50

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. The Registrant has updated its internal controls to better ensure that accurate information is contained in the schedule of investments.

ITEM 3. EXHIBITS

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC


By (Signature and Title) /s/ John L. Sabre
                         -------------------------------------------------------
                         John L. Sabre               Principal Executive Officer

Date February 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ John L. Sabre
                         -------------------------------------------------------
                         John L. Sabre               Principal Executive Officer

Date February 3, 2006


By (Signature and Title) /s/ Michael J. Sabre
                         -------------------------------------------------------
                         Michael J. Sabre            Principal Financial Officer

Date February 3, 2006